Recapitalization (Tables)	12 Months Ended
Dec. 31, 2011
Recapitalization
Schedule of outstanding preferred stock

Number of shares

Series A-1	939,612
Series A-2	983,208
Series A-3	142,227
Series A-4	3,998
Series A-5	6,443